Goodwill (Details) - Schedule of Goodwill - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Goodwill [Abstract]
Balance, beginning of period		$ 1,346,904	$ 1,342,281
Impairment		(1,260,783)
Foreign currency translation		(86,121)	4,623
Balance, end of period			$ 1,346,904